RIGHT TO USE ASSETS AND LEASE LIABILITITY (Details Narrative)				3 Months Ended		12 Months Ended
	Jul. 01, 2021 USD ($) m²	May 09, 2019 USD ($) m²	Jan. 23, 2017 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jul. 02, 2021 USD ($) m²	Apr. 05, 2021 USD ($)	Sep. 05, 2019 USD ($) ft²	Sep. 13, 2017 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lessee, Operating Lease, Term of Contract											2 years
Operating Lease, Liability, Current				$ 39,200	$ 44,577	$ 39,200	$ 44,577
Lease term										2 years
Area of land | ft²										5,000
Annual rent, year one				42,242		42,242				$ 42,000	$ 39,200
Lessee, Operating Lease, Liability, to be Paid, Year Two				8,644		8,644				$ 44,800	$ 42,000
Operating Lease, Right-of-Use Asset				58,849	104,124	58,849	104,124	$ 241,800
Socialist Republic of Vietnam [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease term		5 years						5 years
Area of land | m²		4,560.57						6,000
Annual rent, year one								$ 8,645
Lessee, Operating Lease, Liability, to be Paid, Year Two		$ 45,150
[custom:RentIncreasePercentage]		5.00%
Operating Lease Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Rent payments						2,508
Operating Lease Agreements [Member] | Socialist Republic of Vietnam [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Rent payments	$ 8,645	$ 45,150
Lessee, Operating Lease, Term of Contract	5 years	5 years
Area of land | m²	6,000	4,560.57
[custom:RentIncreasePercentage]		5.00%
Operating Lease Agreements [Member] | October 1, 2022 through September 30, 2023 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Rent payments						44,800
Operating Lease Agreements [Member] | Office and Manufacturing Space [Member] | July 1, 2021 and ending on September 30, 2022 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Rent payments						42,000
Operating Lease Agreements [Member] | President [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Rent payments			$ 960	0	$ 3,683	0	$ 3,683
Lessee, Operating Lease, Term of Contract			8 years
Removal of New Guidance [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating Lease, Liability, Current									$ 44,419
Adoption of New Guidance [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating Lease, Liability, Current				79,862		79,862
Operating Lease, Right-of-Use Asset				$ 79,862		$ 79,862